Organization and Nature of Operations	6 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Happiness Development Group Limited (“Happiness Development”) is a holding company. It was incorporated on February 13, 2018 under the laws of the Cayman Islands and named Happiness Biotech Group Limited. On November 5, 2021, the Company changed its name to Happiness Development Group Limited under the special resolution dated October 21, 2021. The Company has no substantive operations other than holding all of the outstanding share capital of Happiness Biology Technology Group Limited (“Happiness Hong Kong”). Happiness Hong Kong is a holding company of all of the equity or ownership of Happiness (Nanping) Biotech Co., Limited (“Happiness Nanping”).

Happiness Nanping is a holding company of all of the equity or ownership of Fujian Happiness Biotech Co., Limited (“Fujian Happiness”), Fuzhou Happiness Enterprise Management Consulting Co., Ltd. (“Fujian Consulting”), Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”), Taochejun (Fujian) Automobile Sales Co., Ltd. (“Fujian Taochejun”).

Reorganization

A Reorganization of the legal structure was completed in August 2018. The Reorganization involved the incorporation of Happiness Development Group Limited, a Cayman Islands holding company; Happiness Biology Technology Group Limited, a holding company established in Hong Kong, PRC; Happiness (Nanping) Biotech Co., Limited, a holding company established in Fujian, PRC; and the transfer of 100% ownership of Fujian Happiness from the former shareholders to Happiness Nanping. Happiness Development, Happiness Hong Kong and Happiness Nanping are all holding companies and had not commenced operation until August 21, 2018.

Prior to the reorganization, Mr. Wang Xuezhu, Chief Executive Officer owns 47.7% ownership of Fujian Happiness. On August 21, 2018, Mr. Wang Xuezhu and other shareholders of Fujian Happiness transferred their 100% ownership interests in Fujian Happiness to Happiness Nanping, which is 100% owned by Happiness Hong Kong. After the reorganization, Happiness Development owns 100% equity interests of Fujian Happiness. Mr. Wang Xuezhu, who owns 52.37% ownership of Happiness Development, became the ultimate controlling shareholder (“the Controlling Shareholder”) of the Company.

Since the Company is effectively controlled by the same Controlling Shareholder before and after the reorganization, it is considered under common control. Therefore, the above-mentioned transactions were accounted for as a recapitalization. The reorganization has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying financial statements of the Company.

On March 4, 2019, the Company subdivided its 50,000 ordinary shares into 90,000,000 Ordinary shares and 10,000,000 Preferred shares. The authorized ordinary shares became 100,000,000 shares and the par value was changed from $1 to $0.0005. On the same day, the Company cancelled 77,223,100 ordinary shares and sold additional 223,100 ordinary shares. As of September 30, 2022, the Company has 67,004,583 Class A ordinary shares issued and outstanding and 12,095,100 Class B ordinary shares issued and outstanding. The Company has retrospectively reflected the stock subdivision and cancellation in all periods presented in these financial statements.

During the reporting periods, the Company has several subsidiaries in PRC. Details of the Company and its operating subsidiaries are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	Registered Capital	% of Ownership	Principal Activities
Happiness (Nanping) Biotech Co., Ltd. (“Nanping Happiness”)	June 1, 2018	PRC	US$ 36,100,000		Investment
Fujian Happiness Biotech Co., Ltd (“Fujian Happiness”)	November 19, 2004	PRC	RMB 100,000,000	100% by Nanping Happiness	Research, development, production and selling of nutraceutical and dietary supplements
Fujian Happiness comes Medical Equipment Manufacturing Co., Ltd.	April 15, 2020	PRC	RMB 10,000,000	51% by Fujian Happiness	Selling of medical equipment
Shunchang Happiness comes Health Products Co., Ltd.	May 19, 1998	PRC	RMB 2,000,000	100% by Fujian Happiness	Research, development, production and selling of edible fungi
Fujian Shennongjiagu Development Co., Ltd.(“Shennong”)	December 10, 2012	PRC	RMB 51,110,000	70% by Fujian Happiness	Advertising service, online sales, food sales, data service, information consulting service
Fuzhou Hekangyuan Trading Co., Ltd. (“Hekangyuan”)	October 13, 2017	PRC	RMB 10,000,000	100% by Fujian Happiness	Advertising service, online sales, food sales, commodity sales, information consulting service
Fuzhou Happiness Enterprise Management Consulting Co., Ltd.	December 15, 2020	PRC	RMB 1,000,000	100% by Nanping Happiness	Management and consulting service
Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”)	July 16, 2020	PRC	RMB 30,000,000	100% by Nanping Happiness	Advertising service, online sales
Fujian Happy Studio Network Technology Co. LTD	August 10, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service

Happy Buy (Nanping) Automobile Sales Co., Ltd.	December 15, 2020	PRC	RMB 5,000,000	100% by Happy Buy Automobile	Automobile sales
Shunchang Haiwushuo Brand Management Co., Ltd. (“Shunchang Haiwushuo”)	September 2, 2021	PRC	RMB 1,000,000	51% by Happy Buy	Advertising service, online sales
Taochejun (Fujian) Automobile Sales Co., Ltd.	April 27, 2021	PRC	RMB 30,000,000	51% by Nanping Happiness	Automobile sales
Wuhan Xingfu Youxuan Automobile Sales Co., Ltd.	May 12, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales
Taochejun (Hangzhou) New Energy Technology Co., Ltd. (“Hangzhou Taochejun”)	July 12, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Technology service, automobile sales
Happy Travel Technology (Fujian) Co., Ltd.	October 27, 2020	PRC	RMB 50,000,000	100% by Fujian Taochejun	Technology service, automobile sales
Sichuan Taochejun New Energy Technology Co., Ltd.	July 13, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales.
Taochejun (Fuzhou) Automotive Technology Co., Ltd.	December 27, 2019	PRC	RMB 30,000,000	60% by Fujian Taochejun	Automobile sales, online sales
Fuzhou Taochejun Culture Media Co., Ltd.	July 12, 2021	PRC	RMB 1,000,000	100% by Fujian Taochejun	Advertising service, information consulting service,
Taochejun (Hainan) New Energy Technology Co., Ltd.	June 15, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales, online sales, car rental service
Hunan Xingfu Vehicle Source Technology Co., Ltd.	May 28, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	NEV charging technology service, advertising service, automobile sales, automobile parts sales
Happy Automobile Service (Nanping) Co., Ltd.	December 4, 2020	PRC	RMB 30,000,000	70% by Fujian Taochejun	Automobile sales, online sales

(a)	During the six months ended September 30, 2022, the Company closed 13 subsidiaries to optimize the Company’s structure on online store business.

(b)	Hangzhou C’est la vie and its subsidiaries were focus on the online store operation. In August 2022, the Company disposed Hangzhou C’est la vie and its subsidiaries to a third party.

(c)	Happy Unicorn and its subsidiaries were focus on the online store operation and automobile sales. In August 2022, the Company disposed Happy Unicorn and its subsidiaries to a third party.

(d)	Putian City Hanjiang District Zhiran Trading Co., Ltd. was a company with no operation. The Company closed it in April 2022.

(e)	Putian City Hanjiang District Qiyao Trading Co., Ltd. was a company with no operation. The Company closed it in May 2022.

(f)	Haiwushuo (Hangzhou) Media Technology Co., Ltd. was a company with no operation. The Company closed it in May 2022.

(g)	Putian City Hanjiang District Luochen Network Technology Co., Ltd. was a company with no operation. The Company closed it in June 2022.

(h)	Shunchang Penghong Electronic Commerce Co., Ltd. was a company with no operation. The Company closed it in June 2022.

(i)	Shunchang Salt Sweet Network Technology Co., Ltd. was a company with no operation. The Company closed it in July 2022.

(j)	Haiwushuo (Fujian) Food Co., Ltd. was a company with no operation. The Company closed it in July 2022.

(k)	Ganzhou Youjia New Energy Automobile Sales Co., Ltd. and Happy car source (Ningbo) Automobile Service Co., Ltd. were disposed in June 2022 due to the business optimization.

(l)	Zhejiang Yiche Chuxing Technology Co., Ltd. was disposed in July 2022 due to the business optimization.

(m)	Hangzhou Xingfuyouche Automobile Partnership (L.P.), Taochejun (Xi'an) Car Rental Co., Ltd. and Hunan Xingfu Vehicle Source Technology Co., Ltd. were disposed in September 2022 due to the business optimization.